As filed with the Securities and Exchange Commission on August 21, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
June 30, 2008 (Unaudited)
			Market
		Shares	Value
COMMON STOCKS - 91.86%
Consumer Discretionary - 1.33%
Movies & Entertainment - 1.33%
The Walt Disney Co.		29,000	$904,800
Total Consumer Discretionary (Cost $979,255)			904,800

Consumer Staples - 11.90%
Agricultural Products - 0.78%
Darling International Inc. *		32,000	528,640

Brewers - 3.94%
Anheuser-Busch Companies, Inc.		25,000	1,553,000
Cia Cervecerias Unidas SA - ADR ^		38,700	1,128,492
			2,681,492
Packaged Foods & Meats - 1.10%
Omega Protein Corp. *		50,000	747,500

Soft Drinks - 6.08%
The Coca-Cola Co.		21,000	1,091,580
Coca-Cola Femsa S.A.B. de C.V. - ADR ^		39,300	2,216,127
PepsiCo, Inc.		13,000	826,670
			4,134,377
Total Consumer Staples (Cost $6,739,712)			8,092,009

Energy - 22.69%
Coal & Consumable Fuel - 2.76%
Arch Coal, Inc.		25,000	1,875,750

Integrated Oil & Gas - 7.41%
ChevronTexaco Corp.		3,000	297,390
ConocoPhillips		4,000	377,560
Exxon Mobil Corp.		11,000	969,430
Hess Corp.		5,000	630,950
Petro-Canada ^		15,800	880,850
StatoilHydro ASA - ADR ^		16,173	604,547
Suncor Energy, Inc. ^		22,000	1,278,640
			5,039,367
Oil & Gas Equipment & Services - 0.84%
Boots & Coots International Well Control, Inc. *		240,986	573,547

Oil & Gas Exploration & Production - 10.46%
Cabot Oil & Gas Corp.		16,000	1,083,680
Canadian Natural Resources Ltd. ^		10,000	1,002,500
Devon Energy Corp.		7,000	841,120
EOG Resources, Inc.		8,000	1,049,600
Nexen, Inc. ^		38,000	1,510,500
Noble Energy		10,000	1,005,600
Talisman Energy Inc. ^		28,000	619,640
			7,112,640
Oil & Gas Refining & Marketing - 1.22%
Sasol Ltd. - ADR ^		14,000	825,160
Total Energy (Cost $13,563,324)			15,426,464

Financials - 3.03%
Asset Management & Custody Banks - 0.32%
Invesco Ltd. ^		9,000	215,820

Diversified Financial Services - 1.45%
Banco Bilbao Vizcaya - ADR ^		52,000	986,440

Multi-line Insurance - 1.26%
Assurant, Inc.		13,000	857,480
Total Financials (Cost $2,105,693)			2,059,740

Industrials - 16.69%
Aerospace & Defense - 4.91%
Goodrich Corp.		15,000	711,900
Lockheed Martin Corp.		12,000	1,183,920
Precision Castparts Corp.		6,000	578,220
United Technologies Corp.		14,000	863,800
			3,337,840
Industrial Conglomerates - 3.01%
3M Co.		12,000	835,080
ABB Ltd. - ADR * ^		42,700	1,209,264
			2,044,344
Machinery Industrial - 2.52%
EnerSys *		50,000	1,711,500

Marine - 0.61%
Navios Maritime Holdings, Inc. ^		43,000	416,670

Railroads - 5.64%
Canadian National Railway Co. ^		25,000	1,202,000
Canadian Pacific Railway Ltd. ^		18,000	1,190,520
Norfolk Southern Corp.		23,000	1,441,410
			3,833,930
Total Industrials (Cost $12,098,460)			11,344,284

Materials - 29.10%
Chemicals Agricultural & Fertilizers - 8.92%
Agrium Inc. ^		20,000	2,150,800
CF Industries Holdings, Inc.		5,000	764,000
Mosaic Co. *		8,000	1,157,600
Potash Corporation of Saskatchewan ^		5,640	1,289,135
Sociedad Quimica y Minera de Chile SA - ADR ^		15,000	699,000
			6,060,535
Diversified Metals & Mining - 5.36%
BHP Billiton Ltd. - ADR ^		11,000	937,090
Cia de Minas Buenaventura S.A. - ADR ^		21,000	1,372,770
Cia Vale do Rio Doce - ADR ^		24,000	859,680
Fushi Copperweld, Inc. *		20,000	474,600
			3,644,140
Gold - 0.67%
Barrick Gold Corp. ^		10,000	455,000

Steel - 14.15%
ArcelorMittal - ADR ^		10,000	990,700
Cleveland-Cliffs Inc.		10,000	1,191,900
Cia Siderurgica Nacional SA - ADR ^		20,000	888,200
Gerdau Ameristeel Corp. ^		53,162	1,026,027
Gerdau SA - ADR ^		61,000	1,464,610
NN, Inc.		7,147	99,629
Nucor Corp.		13,000	970,710
Steel Dynamics, Inc.		29,000	1,133,030
Tenaris SA - ADR ^		10,000	745,000
United States Steel Corp.		6,000	1,108,680
			9,618,486
Total Materials (Cost $16,021,694)			19,778,161

Technology - 2.00%
IT Consulting & Services - 1.38%
Accenture Ltd. ^		23,000	936,560

Semiconductors - 0.62%
ANADIGICS, Inc. *		43,000	423,550
Total Technology (Cost $1,385,261)			1,360,110

Telecommunication Services - 4.18%
Integrated Telecommunication Services - 2.30%
Brasil Telecom Participacoes SA - ADR ^		3,000	220,110
Brasil Telecom SA - ADR ^		11,150	356,242
Magyar Telekom Nyrt. - ADR ^		8,300	200,528
Philippine Long Distance Telephone Co. - ADR ^		14,700	785,274
			1,562,154
Wireless Telecommunication Services - 1.88%
Partner Communications Co. Ltd. - ADR ^		54,000	1,281,420
Total Telecommunication Services (Cost $2,855,758)			2,843,574

Utilities - 0.94%
Electric Utilities - 0.94%
Cia Energetica de Minas Gerais - ADR ^		23,000	564,650
National Grid Transco PLC - ADR ^		1,100	72,567
			637,217
Total Utilities (Cost $537,245)			637,217
TOTAL COMMON STOCKS (Cost $56,286,402)			62,446,359

		Principal	Market
		Amount	Value
SHORT TERM INVESTMENTS - 5.88%
Commercial Paper - 4.86%
Rabobank USA, 2.092%, 07/01/2008		$3,300,000	$3,300,000

Variable Rate Demand Notes# - 1.02%
American Family Financial Services, 1.874%		143,734	143,734
Wisconsin Corporate Central Credit Union, 2.153%		550,986	550,986
			694,720
TOTAL SHORT TERM INVESTMENTS (Cost $3,994,720)			3,994,720
Total Investments (Cost $60,281,122) - 97.74%			$66,441,079
Other Assets in Excess of Liabilities - 2.26%			1,535,791
TOTAL NET ASSETS - 100.00%			$67,976,870

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing
^	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rate shown are as of June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows**:

	Cost of investments	$60,281,122
	Gross unrealized appreciation	8,024,435
	Gross unrealized depreciation	(1,864,478)
	Net unrealized appreciation	$6,159,957

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Empiric Core Equity Fund
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)
		Shares	Value
Exar Corp. *		57,200	$431,288
GSI Commerce, Inc. *		68,400	932,292
Hutchinson Technology, Inc. *		64,000	860,160
KBW Inc. *		39,000	802,620
LoopNet, Inc. *		17,232	194,722
MarineMax, Inc. *		64,307	461,081
Morgans Hotel Group *		32,000	329,600
Veeco Instruments, Inc. *		24,684	396,919
Total Securities Sold Short (Proceeds $5,470,428)			$4,408,682

Footnotes
*	Non-Income Producing

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
                                           Mark A. Coffelt, President

Date 07/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
                                                           Mark A. Coffelt,
                                                           Chief Executive Officer and Chief Financial Officer

Date 07/29/08